SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 11, 2014 Existing credit facility	Dec. 31, 2013 Existing credit facility	Jan. 31, 2014 Future Major state-owned bank	Oct. 31, 2013 Logistic center Future
Basis of presentation
Net loss	$ 26,610,291	$ 22,432,150	$ 33,262,516
Net operating loss	22,793,222	24,371,950	34,857,479
Net operating cash outflow	15,089,890	10,989,901	19,709,258
Cash	15,736,421	13,291,063	40,097,545	86,011,952
Basis of presentation
Sale consideration								40,700,000
Line of credit						8,100,000	24,400,000
Period over which the line of credit will be offerred to the Company by a major state-owned bank							12 months
Short term borrowings outstanding						1,600,000
Amount of credit facility repaid					1,600,000
Amount of line of credit available for future draw down					$ 8,100,000